Note 11 - Capital Leased Assets and Capital Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Prepaid Lease Rentals [Table Text Block]
	December 31, 2017	June 30, 2018
Prepaid lease rentals	$60,422	$51,670
Less: Amortization of prepaid lease rentals	(8,752)	(4,339)
Prepaid lease rentals	$51,670	$47,331
Less: current portion	(8,752)	(8,752)
Non-current portion	$42,918	$38,579

Finance Lease Obligations [Table Text Block]
Year ending December 31,	Amount
2018	$24,989
2019	49,798
2020	49,895
2021	49,798
2022	49,798
2023 and thereafter	203,541
Total	$427,819
Less: Amount of interest ( MSC Azov , MSC Ajaccio , MSC Amalfi , Leonidio and Kyparissia )	(68,070)
Total lease payments	$359,749
Less: Financing costs, net	(3,770)
Total lease payments, net	$355,979

Finance Lease Obligations Current and Non-Current [Table Text Block]
	December 31, 2017	June 30, 2018
Capital lease obligation – current	$33,753	$34,419
Less: current portion of financing costs	(879)	(850)
Capital lease obligation – non-current	342,658	325,330
Less: non-current portion of financing costs	(3,326)	(2,920)
Total	$372,206	$355,979